Cash and cash equivalents	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

6.      Cash and cash equivalents

	2023	2022
	€’000	€’000
Cash and cash equivalents	450	5,239
Restricted cash	2,635	2,925
	3,085	8,164

The restricted cash relates to amounts from the Agency for Competitiveness and Innovation (“IAPMEI") as grant aid towards our C-5 development project. This cash is subject to a variety of conditions relating to its disbursements and remains restricted until such time that project development commences.